Acquisition of Ocean Freight (Parentheticals) (Details) (OceanFreight [Member], USD $) In Thousands, except Share data, unless otherwise specified	8 Months Ended
Aug. 24, 2011
OceanFreight [Member]
Current portion of bank debt	$ 26,524
Current portion of financial instruments	$ 5,990
Shares of OCR exchanged	1,570,226